Interest in joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Principal Joint Ventures

	2018 RMB million	2017 RMB million
Share of net assets	2,812	1,015

All the Group’s joint ventures are unlisted without quoted market price. The particulars of the Group’s principal joint ventures as at December 31, 2018 are as follows:

			Proportion of ownership interest held by
	Place of establishment/ operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Guangzhou Aircraft Maintenance Engineering Co., Ltd. (”GAMECO”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services

MTU Maintenance Zhuhai Co. Ltd. (“MTU”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services